Note 10 - Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - Not Designated as Hedging Instrument [Member]	3 Months Ended
Mar. 31, 2019 USD ($)
Gain (loss) on derivatives	$ (2,794)
Interest Rate Swap Contracts, Fair Value [Member]
Gain (loss) on derivatives	18,754
Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain (loss) on derivatives	$ (21,548)